Investments In Affiliated Companies, Partnership And Other Companies (Income Statement Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Revenues	$ 4,662,572	$ 4,508,400	$ 3,683,684
Gross profit	1,165,107	1,136,467	976,179
Net income	237,986	228,655	208,655
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Revenues	327,971	366,178	362,711
Gross profit	118,888	158,382	94,463
Net income	$ 24,377	$ 1,890	$ 727